National Semiconductor acquisition (Acquisition cost) (Details) (National [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 positions
Business Acquisition [Line Items]
Acquisition-related costs	$ 426
Expected number of jobs to be eliminated	350
Additional restructuring and related charges	20
Minimum [Member]
Business Acquisition [Line Items]
Identified intangible assets subject to amortization, Weighted Average Useful Life (Years)	2
Maximum [Member]
Business Acquisition [Line Items]
Identified intangible assets subject to amortization, Weighted Average Useful Life (Years)	10
Inventory related [Member]
Business Acquisition [Line Items]
Acquisition-related costs	96
Property, plant and equipment related [Member]
Business Acquisition [Line Items]
Acquisition-related costs	15
As recorded in COR [Member]
Business Acquisition [Line Items]
Acquisition-related costs	111
Amortization of intangible assets [Member]
Business Acquisition [Line Items]
Acquisition-related costs	87
Severance and other benefits [Member]
Business Acquisition [Line Items]
Acquisition-related costs	70
Business acquisition, Cost recognized related to severance and other benefits costs	14
Business acquisition, Cost recognized related to severance and other benefits costs, Cost to be paid in next fiscal year	56
Change of control [Member]
Business Acquisition [Line Items]
Acquisition-related costs	41
Announced employment reductions [Member]
Business Acquisition [Line Items]
Acquisition-related costs	29
Stock-based compensation [Member]
Business Acquisition [Line Items]
Acquisition-related costs	50
Transaction costs [Member]
Business Acquisition [Line Items]
Acquisition-related costs	48
Retention bonuses [Member]
Business Acquisition [Line Items]
Acquisition-related costs	46
Other [Member]
Business Acquisition [Line Items]
Acquisition-related costs	14
As recorded in Acquisition charges/divestiture (gain) [Member]
Business Acquisition [Line Items]
Acquisition-related costs	$ 315